Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Profit for the period	€ 70.9	€ 49.2	€ 105.4	€ 90.4
Taxation	16.8	11.2	24.2	20.6
Net financing costs	13.4	35.3	43.5	64.3
Depreciation & amortization	23.2	23.3	46.3	45.6
Exceptional items	€ 12.4	€ 10.5	€ 35.9	€ 40.6
Key management personnel of entity or parent
Disclosure of operating segments [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	50,389	36,000	43,155	36,000
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	€ 12.4	€ 10.5	€ 35.9	€ 40.6
Other add-backs	2.7	2.9	6.4	17.2
Adjusted EBITDA	€ 139.4	€ 132.4	€ 261.7	€ 278.7